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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       February 28

Date of reporting period:      August 31, 2007

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ING International
High Dividend
Equity Income Fund
Financial Statements
August 31, 2007

ING International High Dividend Equity Income Fund Table of Contents

Financial Statements
Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3
Financial Highlights	4
Notes to Financial Statements	5-6
EX-99.CERT
EX-99.906 CERT

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
As of August 31, 2007

ASSETS:
Cash	$100,000
Deferred offering costs	600,000
Receivable from Adviser	50,000

Total assets	750,000

LIABILITIES:
Accrued offering costs	600,000
Accrued organizational costs	50,000

Total liabilities	650,000

Preferred shares (no shares issued or outstanding, unlimited shares authorized)	—

NET ASSETS	$100,000

NET ASSET VALUE PER COMMON SHARE OUTSTANDING ($0.01 par value; 5,000 shares of beneficial interest issued and outstanding, unlimited shares authorized)	$20.00
See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND
STATEMENT OF OPERATIONS (Unaudited)
For the period from July 13, 2007 (date of initial capital contribution) to August 31, 2007

INVESTMENT INCOME:
$—

Total investment income	—

EXPENSES:
Organizational costs	50,000

Expense reimbursement	(50,000)

Net expenses	—

Net Investment Income	$—

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the period from July 13, 2007 (date of initial capital contribution) to August 31, 2007

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	$100,000
Cost of shares redeemed	—

Net increase in net assets resulting from capital share transactions	100,000

Net increase in net assets	100,000

NET ASSETS:
Beginning of period	—

End of period	$100,000

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS (Unaudited)
For the period from July 13, 2007 (date of initial capital contribution) to August 31, 2007

Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income	—
Net realized and unrealized gain (loss) on investments	—

Total from investment operations	—

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$20.00

Total Return**	0.00%
Ratios/supplemental data:
Net assets, end of year (000)	$100
Ratios to average net assets of:
Gross expenses	50.00%*
Net expenses**	0.00%
Net investment income**	0.00%

*	Gross expense ratio is not annualized. Gross expense ratio is comprised of $50,000 of organizational expenses incurred which were reimbursed by the Adviser.

**	The Fund has not yet completed an offering of its shares to the public and commenced operations. As such, investment operations have not yet begun and usual operating expenses (investment management fees, custodian expenses, etc.) have not yet been incurred.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS AS OFAUGUST 31, 2007 (Unaudited)
NOTE 1 — ORGANIZATION
     ING International High Dividend Equity Income Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund was organized as a Delaware statutory trust on April 4, 2007 with initial capital contributed on July 13, 2007. As a newly organized entity, the Fund has had no operations other than its organization and the sale and issuance of 5,000 shares of common stock at an aggregate purchase price of $100,000 to ING Investments, LLC (the “Investment Adviser”). The Fund’s Declaration of Trust provides for two classes of shares consisting of: (i) a class of common shares, par value $0.01 per share; and (ii) a class of preferred shares which may be divided into one or more series of preferred shares and with such par value as may be authorized from time to time by the Fund’s Board of Trustees (the “Board”).
     Management of the Fund filed a registration to offer common shares of the Fund for public sale. The Fund’s primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objectives. The Fund’s investment objectives are not fundamental and may be changed without shareholder vote. The Fund will provide shareholders with at least 60 days’ prior notice of any change in these investment objectives. The Fund will seek to achieve its investment objectives by: (i) investing at least 80% of its managed assets in dividend-producing equity securities of foreign companies and/or derivatives linked to such securities or indices that include such securities, and; (ii) by selling call options on selected international, regional or country indices, and/or on equity securities.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results could differ from those estimates.
NOTE 3 — AGREEMENTS
     The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Investment Adviser under which the Investment Adviser, subject to the overall supervision of the Board will provide investment advisory services to the Fund. For providing these services, including supervising the Sub-Advisers and providing certain administrative services to the Fund, the Investment Adviser will receive a fee from the Fund of 1.00% of the average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares “Managed Assets”).
     The Investment Adviser has engaged ING Investment Management Co. (“ING IM” or the “Sub-Adviser”) as the Sub-Adviser of the Fund who will be responsible for implementing the overall investment strategy of the Fund, including determining the Fund’s allocation to investments in Europe, the Asia Pacific region and in investments throughout the rest of the world (the “Rest-of-the-World”). The Sub-Adviser has engaged ING Investment Management Advisors B.V. (“ING IM Europe”) and ING Investment Management Asia/Pacific (Hong Kong) Limited (“ING IM Asia/Pacific”), to serve as sub-sub-advisers for the Fund, under the supervision of the Sub-Adviser. ING IM Europe will be responsible for the security selection in the European sleeve of the Fund as well as implementing the Fund’s option writing overlay strategy. ING IM Asia/Pacific will be responsible for the security selection in the Asia Pacific region. ING IM Europe and ING IM Asia/Pacific, together with ING IM, are collectively referred to as the “Sub-Advisers”. For its services, ING IM will receive from ING Investments, a sub-advisory fee equal to 0.875% of the Fund’s average daily net assets. ING IM Europe and ING IM Asia/Pacific will each receive from ING IM a sub-advisory fee equal to 0.35% and 0.22%, respectively, of the Fund’s average daily net assets. No advisory fee will be paid by the Fund directly to the Sub-Advisers. The Fund has engaged ING Funds Services, LLC (the “Administrator”) to perform administrative services to the Fund for which it will be paid 0.10% of the Fund’s average daily Managed Assets.
     ING Investments, ING IM, ING IM Europe, and ING IM Asia/Pacific are each indirect wholly-owned subsidiaries of ING Groep, N.V. (NYSE: ING) (“ING Groep”). ING Groep, is one of the largest financial services organizations in the world, based in Amsterdam, the Netherlands. ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.
     The transfer agent, dividend disbursing agent, registrar and custodian for the Common Shares is The Bank of New York Mellon Corporation.
NOTE 4 — ORGANIZATIONAL AND OFFERING EXPENSES
     A portion of the net proceeds of the proposed public offering will be used to pay for the offering costs. Offering costs will be charged against the proceeds from the offering when received. Organizational expenses will be treated as an expense as incurred and are currently estimated to be $50,000.
     Organization costs recorded in the accompanying financial statements as well as offering costs, which have been incurred and are deferred pending the receipt of proceeds from the proposed offering, reflect management’s best estimate and are subject to change upon the completion of the offering and conclusion of the organization process. In the event the public offering does not occur, the Fund will not be able to pay the expenses. The Investment Adviser has committed to bear all organizational costs of the Fund, and any offering costs incurred by the Fund which exceed $0.04 per common share of the shares issued in connection with the proposed public offering.
NOTE 5 — FEDERAL INCOME TAXES
     The Fund intends to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, intends to make the requisite distributions to its stockholders, which will relieve it from federal income or excise taxes. Therefore, no provision has been recorded for federal income or excise taxes.

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	November 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews

Shaun P. Mathews President and Chief Executive Officer

Date:	November 2, 2007

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 2, 2007